Commitments and Contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Extension period of majority of short-term borrowing	1 year
Maximum extension period of short-term borrowing	3 years
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional value	$ 59,675	$ 83,826	$ 30,516
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional value	111,247	112,689	115,311
Commercial and Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional value	$ 7,743	$ 6,954	$ 7,695